Intangible assets - Goodwill - Changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in goodwill
Goodwill at beginning of period	€ 24,246	€ 25,466	€ 25,769
Additions	429	41	383
Impairment losses	(10,100)	(1,491)	0
Disposals or changes in scope of consolidation	0	0	(130)
Exchange differences and other items	(2,104)	230	(556)
Goodwill at end of period	12,471	24,246	25,466
SAM Investment Holdings Limited
Changes in goodwill
Additions	271	0	0
Santander España
Changes in goodwill
Additions	0	4	375
Santander UK plc
Changes in goodwill
Impairment losses	(6,101)	(1,491)	0
Santander Bank Polska
Changes in goodwill
Impairment losses	(1,192)	0	0
Santander Bank N.A.
Changes in goodwill
Impairment losses	(1,177)	0	0
Santander Consumer USA
Changes in goodwill
Impairment losses	(1,153)	0	0
Santander Consumer Nordics
Changes in goodwill
Impairment losses	€ (277)	€ 0	€ 0